CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6:CONVERTIBLE NOTES PAYABLE

The following table summarizes the Company’s outstanding convertible note obligations:

		Stated		Principal Balance Outstanding
Issue Date	Maturity Date	Interest Rate	Conversion Terms	December 31, 2014	December 31, 2013
2/24/2011	2/24/2014	10.0%	Variable at $25.00	$ -	$ 980,858
4/4/2011	4/4/2014	10.0%	Variable at $25.00	-	215,000
6/6/2011	6/6/2014	10.0%	Variable at $25.00	-	30,000
8/12/2012	11/12/2012	10.0%	Variable at $9.00	-	27,500
8/20/2012	8/20/2013	8.0%	Variable at $9.00	-	20,000
10/15/2012	10/15/2013	8.0%	Variable at $12.00	-	340,000
11/20/2012	11/20/2013	5.0%	Variable at $9.00	-	10,748
12/18/2012	12/14/2013	9.0%	Fixed at $10.00	-	50,000
1/5/2013	5/31/2014	None	Fixed at $8.00	-	452,729
1/31/2013	5/31/2014	None	Fixed at $4.00	-	24,135
2/27/2013	2/27/2014	5.0%	Variable at $9.00	-	58,500
4/2/2013	6/2/2013	8.0%	Fixed at $7.00	-	80,967
4/18/2013	12/18/2013	8.0%	Fixed at $7.00	-	31,688
5/2/2013	5/31/2014	10.0%	Variable at $3.44	-	50,000
5/5/2013	7/5/2013	8.0%	Fixed at $7.00	-	45,000
5/14/2013	5/14/2014	8.0%	Fixed at $6.00	-	126,000
6/27/2013	6/27/2014	5.0%	Variable at $9.00	-	37,620
6/19/2013	6/19/2014	10.0%	Variable at $9.00	-	32,000
7/12/2013	7/12/2014	8.0%	Fixed at $3.00	-	96,800
10/18/2013	4/18/2014	None	Variable at $1.00	-	94,444
11/1/2013	5/1/2014	None	Variable at $1.00	-	80,000
12/19/2013	6/19/2014	None	Variable at $1.00	-	277,222
12/23/2013	6/23/2014	10.0%	Fixed at $7.00	-	536,400

	Total convertible notes			$-	$3,697,611
	Unamortized note discount			-	(535,634)
	Total on Balance sheet			$-	$3,161,977

Issuance of Convertible Preferred Stock

During the year the Company issued $418,000 of convertible notes.  The notes carried no interest rate and were converted shortly thereafter (see Extinguishment loss) into preferred stock and immediately into common stock.

Debt converted to Preferred Stock and immediately converted into common stock

During the year, note holders that included Convertible notes, Loans payable, Promissory notes-related party & Due to related party exchanged approximately $4.7 million of debt and $0.5 million of accrued interest for shares of preferred stock, which was immediately converted into 14.0 million shares of common stock with a fair value of approximately $31 million. The total loss on extinguishment associated with the note conversions was $24.9 million, which includes the extinguishment of the derivative liability – conversion option of $0.7 million.